Parent Company Only Condensed Financial Information, Condensed Statements of Income (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022
Income [Abstract]
Dividends from subsidiaries		$ 324	$ 316
Expenses [Abstract]
Interest on subordinated debentures		597	296
Income tax benefit	[1]	(2,567)	(2,594)
NET INCOME		12,631	13,338
Other comprehensive income (loss), net of tax		3,385	(15,521)
Total comprehensive income		16,016	(2,183)
Parent Company [Member]
Income [Abstract]
Interest on notes		91	29
Dividends from subsidiaries		5,020	4,180
Expenses [Abstract]
Interest on notes		91	29
Interest on subordinated debentures		598	296
Operating expenses		369	396
Income before income taxes and equity in undistributed earnings of subsidiaries		4,053	3,488
Income tax benefit		196	141
Equity in undistributed earnings of subsidiaries		8,382	9,709
NET INCOME		12,631	13,338
Other comprehensive income (loss), net of tax		3,385	(15,521)
Total comprehensive income		$ 16,016	$ (2,183)

[1]	Effective income tax rate was 16.9% for 2023 and 16.3% for 2022